Income tax - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Abstract]
Average statutory tax rate	27.00%	27.00%
Income before income taxes	$ 8,541	$ 26,085
Expected income tax expense	2,306	7,043
Share of net income related to joint venture	(657)	(8,551)
Fair value adjustment on redeemable preferences shares	(447)	(906)
Gain on derecognition of equity investment in joint venture	(382)	0
Deferred tax assets acquired	(1,867)	0
Share-based compensation	305	303
Accretion expense on deferred consideration	670	0
Change in fair value of contingent consideration	1,321	0
Growth and sustainability levy	932	0
Adjustments recognized in the current year in relation to prior years	52	(94)
Effect of differences in tax rate in foreign jurisdictions	1,168	(65)
Foreign accrual property income	954	0
Change in unrecognized deferred tax assets	(5,651)	2,264
Non-deductible expenses	1,296	6
Income tax expense	$ 0	$ 0